Debt (Details) (USD $) In Millions, unless otherwise specified	Jan. 03, 2015	Dec. 28, 2013
Long-term debt excluding capital lease obligations
Total debt	$ 623.6	$ 500.7
Less current portion	15.7	12.6
Long-term debt	607.9	488.1
U.S. revolving line of credit
Long-term debt excluding capital lease obligations
Total debt	389.0	250.0
U.S. term loan
Long-term debt excluding capital lease obligations
Total debt	231.3	246.9
Other international
Long-term debt excluding capital lease obligations
Total debt	$ 3.3	$ 3.8